Exhibit 99.7

Client Name:
Client Project Name:	HOMES 2025-AFC4
Start - End Dates:	3/12/2025 - 9/24/2025
Deal Loan Count:	290

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER146	Missing lender's loan approval/underwriting form	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Total				5

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